SEGMENT REPORTING - NARRATIVE (Details) - Total Sales - Customer Concentration - customer	12 Months Ended
	Dec. 30, 2023	Dec. 31, 2022	Dec. 25, 2021	Dec. 31, 2023
Two Customers
Concentration risk
Number of customers				2
Home Depot
Concentration risk
Percent of sales	17.00%	15.00%	16.00%
Lowes
Concentration risk
Percent of sales	12.00%	11.00%	10.00%